Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Collaborative Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Nov. 17, 2014 trial clinical_program
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
Cost of sales(c)	(9,577)	[1],[2]	(9,586)	[1],[2]	(9,821)	[1],[2]
Selling, informational and administrative expenses(d)	(14,097)	[1],[2]	(14,355)	[1],[2]	(15,171)	[1],[2]
Research and development expenses(e)	(8,393)	[1],[2]	(6,678)	[1],[2]	(7,482)	[1],[2]
Other income/(deductions)—net(f)	(1,009)	[1]	532	[1]	(4,022)	[1]
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues	1,743		3,781		5,132
Cost of sales(c)	(280)	[3]	(333)	[3]	(362)	[3]
Selling, informational and administrative expenses(d)	(268)	[4]	(279)	[4]	(290)	[4]
Research and development expenses(e)	(1,210)	[5]	(73)	[5]	(74)	[5]
Other income/(deductions)—net(f)	518	[6]	103	[6]	(15)	[6]
Upfront payments and milestone payments	1,189		67		44
Collaborative arrangement sales based milestones payments	80		175		29
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of collaborative clinical programs							20
Number of clinical trials							6
Potential milestone payments							2,000
Collaborative Arrangement [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments	1,200
Collaborative Arrangement [Member] | Deferred Revenue [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments			128
Collaborative Arrangement, Product [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Revenues(a)	786	[7]	1,153	[7]	1,640	[7]
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments	850
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Alliance revenues(b)	957	[8]	2,628	[8]	3,492	[8]
Collaborative Arrangement, Co-promotion [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments	$ 309

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $1.2 billion in 2014 (related to collaboration with Merck KGaA, see below), $67 million in 2013 and $44 million in 2012.
[6]	In 2014 and 2013, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, the co-promotion term of the collaboration agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period thereafter.
[7]	Represents sales to our partners of products manufactured by us.
[8]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The decline in 2014 and 2013 reflects declines in alliance revenues from Enbrel (as a result of the expiration of the co-promotion term of the collaboration agreement on October 31, 2013 in the U.S. and Canada) and Spiriva (as a result of the expiration of the co-promotion collaboration in the U.S. and certain European countries during 2014, combined with the expiration of the collaboration in Australia, Canada and certain other European countries during 2013).